Short-Term Investment (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Number of shares hold by company	356,803	356,803
Percentage of outstanding shares	5.00%